Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies [Line Items]
Net gain (impairment net of gains) on sale of marketable securities previously impaired	$ 0	$ 2,017,000	$ (785,000)
Asset impairment charges	0	0	0
Goodwill impairment losses	0	0	0
Impairment of assets held for use	0	0	0
Provision for estimated sales returns, stock rotations, and other customer rights	10,330,000	10,117,000
Severance expenses	5,113,000	4,823,000	4,053,000
Maximum percentage of annual compensation contributed by employees towards employee benefit plan	50.00%
Maximum amount contributed by employees toward employee benefit plan	17,000
Additional amount contributed by employees aged 50 and over towards employee benefit plan	5,500
Percentage of employee contributions contributed by employer towards employee benefit plan	50.00%
Maximum percentage of employee's eligible compensation	3.00%
Contributions by employer	954,000	991,000	904,000
Minimum percentage of tax benefit realized upon settlement	50.00%
Advertising expenses	3,239,000	2,918,000	3,098,000
Allowance for doubtful accounts	7,106,000	6,722,000
Bad debt expense	855,000	702,000	97,000
Write off of bad debts	471,000	1,076,000	1,575,000
Notional amount of outstanding forward contract	100,865,000	34,676,000
Net gains (losses) recognized in financial income, net	3,483,000	(240,000)	10,848,000
Outstanding option contracts	25,878,000	16,762,000
Cash flow hedge gain reclassified to operating expense	(122,000)	208,000	428,000
Other comprehensive income, Gain(loss) on outstanding forward contracts	$ 1,445,000	$ (327,000)
Anti-dilutive shares excluded from computation of earnings per share amount	3,811,680	1,342,904	1,147,378
Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	2 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years